5. GE Trademark License (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
GE Trademark License

	March 31, 2016 (Unaudited)	December 31, 2015 (Audited)
GE Trademark License	$12,000,000	$12,000,000
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(5,484,950)	(4,876,254)
Patents – net	$6,515,050	$7,123,746

	December 31, 2015	December 31, 2014
GE Trademark License	$12,000,000	$12,000,000
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(4,876,254)	(2,434,783)
Patents – net	$7,123,746	$9,565,217

GE Trademark License - Future Amortization
Year Ending December 31
2016	$1,839,465
2017	2,441,472
2018	2,234,113
$6,515,050

Year Ending December 31
2016	$2,448,161
2017	2,441,472
2018	2,234,113
$7,123,746